OTHER CURRENT ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Gross	$ 96,643	$ 66,380
Allowance	(31,571)	(34,846)
Net	65,072	31,534
Stock subscriptions receivable
Gross	149	155
Net	149	155
Receivable from third party
Gross	29,346	27,107
Allowance	(20,002)	(21,862)
Net	9,344	5,245
Receivable from non-controlling interest holder
Gross	709	736
Allowance	(709)	(736)
Receivable from AM Advertising and its subsidiaries
Gross	22,840	23,257
Allowance	(7,896)	(8,545)
Net	14,944	14,712
Other prepaid expenses
Gross	3,917	4,223
Allowance	(2,490)	(3,089)
Net	1,427	1,134
Prepaid expenses of equipment
Gross	34,179
Net	34,179
Others
Gross	72	50
Net	72	50
Short-term deposits
Gross	1,102	3,980
Net	1,102	3,980
Input VAT receivable
Gross	3,296	5,379
Net	3,296	5,379
Prepaid selling and marketing fees
Gross	533	983
Allowance	(319)	(448)
Net	214	535
Prepaid individual income tax and other employee advances
Gross	500	510
Allowance	(155)	(166)
Net	$ 345	$ 344